Cash and equivalents, marketable securities and short-term investments	12 Months Ended
Dec. 31, 2015
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents and marketable securities and short-term investments

Note 4—Cash and equivalents, marketable securities and short-term investments

Current assets

        Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2015
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,837			1,837	1,837
Time deposits	2,821			2,821	2,717	104
Other short-term investments	231			231		231
Debt securities available-for-sale:
—U.S. government obligations	120	2	(1)	121	—	121
—Other government obligations	2	—	—	2	—	2
—Corporate	519	1	(1)	519	11	508
Equity securities available-for-sale	658	9	—	667	—	667

Total	6,188	12	(2)	6,198	4,565	1,633

	December 31, 2014
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,218			2,218	2,218
Time deposits	3,340			3,340	3,140	200
Other short-term investments	225			225		225
Debt securities available-for-sale:
—U.S. government obligations	135	2	(1)	136	—	136
—Other government obligations	2	—	—	2	—	2
—Corporate	734	4	(1)	737	85	652
Equity securities available-for-sale	98	12	—	110	—	110

Total	6,752	18	(2)	6,768	5,443	1,325

        Included in Other short-term investments at December 31, 2015 and 2014, are receivables of $224 million and $219 million, respectively, representing reverse repurchase agreements. These collateralized lendings, made to a financial institution, have maturity dates of less than one year.

Non-current assets

        Included in "Other non-current assets" are certain held-to-maturity marketable securities. At December 31, 2015, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $99 million, $11 million and $110 million, respectively. At December 31, 2014, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $95 million, $14 million and $109 million, respectively. These securities are pledged as security for certain outstanding deposit liabilities and the funds received at the respective maturity dates of the securities will only be available to the Company for repayment of these obligations.

Gains, losses and contractual maturities

        Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities totaled $1 million, $2 million and $10 million in 2015, 2014 and 2013, respectively. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities totaled $2 million and $23 million in 2015 and 2014, respectively, and were not significant in 2013. Such gains and losses were included in "Interest and other finance expense".

        In 2015, 2014 and 2013, other-than-temporary impairments recognized on available-for-sale equity securities were not significant.

        At December 31, 2015, 2014 and 2013, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

        There were no sales of held-to-maturity securities in 2015, 2014 and 2013.

        Contractual maturities of debt securities consisted of the following:

	December 31, 2015
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	430	430	—	—
One to five years	160	161	99	110
Six to ten years	51	51	—	—

Total	641	642	99	110

        At December 31, 2015 and 2014, the Company pledged $92 million and $95 million, respectively, of available-for-sale marketable securities as collateral for issued letters of credit and other security arrangements.